Intangible Assets, Net	6 Months Ended
Dec. 31, 2022
Intangible Assets, Net [Abstract]
Intangible assets, net

Note 7 – Intangible assets, net

Intangible assets consist of the following:

	December 31, 2022	June 30, 2022
	(Unaudited)
Copyrights of online education academy courses	$32,198,770	$32,198,770
Less: Accumulated amortization	(9,339,176)	(6,631,812)
Intangible assets, net	$22,859,594	$25,566,958

Amortization expense was $2,707,364 and $2,354,781 for the six months ended December 31, 2022 and 2021 respectively.